Supplement to the
Fidelity® Balanced Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Reed is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
Samuel Wald is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Wald has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off Fidelity® Balanced Fund.
ABAL-PSTK-1125-102 1.9919327.102	November 18, 2025
Supplement to the
Fidelity® Balanced K6 Fund
October 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Reed is Co-Portfolio Manager of Fidelity® Balanced K6 Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
Samuel Wald is Co-Portfolio Manager of Fidelity® Balanced K6 Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Wald has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off Fidelity® Balanced K6 Fund.
BAL-K6-PSTK-1125-111 1.9897416.111	November 18, 2025
Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Reed is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
Samuel Wald is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Wald has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off Fidelity® Balanced Fund.
BAL-K-PSTK-1125-132 1.878258.132	November 18, 2025
Supplement to the
Fidelity® Balanced Fund
October 30, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Samuel Wald (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Reed is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
Samuel Wald is Co-Portfolio Manager of Fidelity® Balanced Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Wald has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off Fidelity® Balanced Fund.
BAL-PSTK-1125-145 1.468108.145	November 18, 2025